Davis Opportunity Fund
Davis Financial Fund
Davis Real Estate Fund
Davis Appreciation and Income Fund
Davis Government Bond Fund

(part of Davis Series, Inc.)

March 31, 2020

Over 50 Years of Reliable Investing™

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND	March 31, 2020 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (77.44%)
COMMUNICATION SERVICES – (6.78%)
Media & Entertainment – (6.78%)
Alphabet Inc., Class C *	20,955	$24,366,683
ASAC II L.P. *(a)(b)	116,129	123,399
Facebook, Inc., Class A *	20,463	3,413,228
Fang Holdings Ltd., Class A, ADR (China)*	129,162	174,369
	Total Communication Services	28,077,679
CONSUMER DISCRETIONARY – (6.68%)
Automobiles & Components – (0.95%)
Adient plc *	54,061	490,333
Aptiv PLC	70,600	3,476,344
		3,966,677
Retailing – (5.73%)
Amazon.com, Inc. *	9,813	19,132,602
Quotient Technology Inc. *	706,813	4,594,285
		23,726,887
	Total Consumer Discretionary	27,693,564
ENERGY – (3.18%)
Altus Midstream Co., Class A *	3,216,200	2,412,150
Apache Corp.	430,630	1,800,033
Cabot Oil & Gas Corp.	263,220	4,524,752
Magnolia Oil & Gas Corp., Class A *	937,540	3,750,160
Seven Generations Energy Ltd., Class A (Canada)*	616,290	678,782
	Total Energy	13,165,877
FINANCIALS – (11.71%)
Banks – (3.39%)
Wells Fargo & Co.	489,231	14,040,930
Diversified Financials – (5.10%)
Consumer Finance – (3.01%)
Capital One Financial Corp.	247,390	12,473,404
Diversified Financial Services – (2.09%)
Berkshire Hathaway Inc., Class B *	47,333	8,653,892
		21,127,296
Insurance – (3.22%)
Life & Health Insurance – (2.37%)
AIA Group Ltd. (Hong Kong)	1,095,000	9,805,324
Property & Casualty Insurance – (0.85%)
Markel Corp. *	3,806	3,531,549
		13,336,873
	Total Financials	48,505,099
HEALTH CARE – (19.02%)
Health Care Equipment & Services – (19.02%)
Cigna Corp.	122,662	21,733,253
CVS Health Corp.	81,829	4,854,915
Humana Inc.	23,355	7,333,937
Quest Diagnostics Inc.	305,853	24,559,996
UnitedHealth Group Inc.	81,325	20,280,828
	Total Health Care	78,762,929

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND - (CONTINUED)	March 31, 2020 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (17.84%)
Capital Goods – (17.80%)
Eaton Corp. PLC	157,237	$12,215,743
Ferguson PLC (United Kingdom)	95,505	5,905,309
Johnson Controls International plc	447,662	12,068,967
Owens Corning	272,800	10,587,368
Raytheon Co.	19,500	2,557,425
Schneider Electric SE (France)	115,690	9,778,448
United Technologies Corp.	218,436	20,605,068
		73,718,328
Commercial & Professional Services – (0.04%)
China Index Holdings Ltd., ADR (China)*	121,108	163,496
	Total Industrials	73,881,824
INFORMATION TECHNOLOGY – (12.23%)
Semiconductors & Semiconductor Equipment – (8.56%)
Applied Materials, Inc.	142,800	6,543,096
Intel Corp.	175,500	9,498,060
Qorvo Inc. *	168,340	13,573,254
Texas Instruments Inc.	58,532	5,849,103
		35,463,513
Software & Services – (3.67%)
DXC Technology Co.	50,110	653,936
Microsoft Corp.	24,699	3,895,279
Oracle Corp.	103,980	5,025,353
SAP SE, ADR (Germany)	35,235	3,893,468
VMware, Inc. *	14,400	1,743,840
		15,211,876
	Total Information Technology	50,675,389
TOTAL COMMON STOCK – (Identified cost $314,636,197)		320,762,361
PREFERRED STOCK – (13.05%)
CONSUMER DISCRETIONARY – (3.17%)
Retailing – (3.17%)
Missfresh Ltd., Series E (China)*(a)(b)	2,487,069	13,115,061
	Total Consumer Discretionary	13,115,061
INDUSTRIALS – (9.88%)
Transportation – (9.88%)
Didi Chuxing Joint Co., Series A (China)*(a)(b)	416,153	17,170,473
Didi Chuxing Joint Co., Series B (China)*(a)(b)	52,649	2,172,298
Grab Holdings Inc., Series F (Singapore)*(a)(b)	2,911,103	14,555,515
Grab Holdings Inc., Series G (Singapore)*(a)(b)	1,406,824	7,034,120
	Total Industrials	40,932,406
TOTAL PREFERRED STOCK – (Identified cost $46,710,667)		54,047,467
SHORT-TERM INVESTMENTS – (10.31%)
INTL FCStone Financial Inc. Joint Repurchase Agreement, 0.05%, 04/01/20, dated 03/31/20, repurchase value of $22,863,032 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.073%, 04/30/20-04/01/50, total market value $23,320,260)	$22,863,000	22,863,000

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND - (CONTINUED)	March 31, 2020 (Unaudited)

		Principal	Value
SHORT-TERM INVESTMENTS – (CONTINUED)
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.04%, 04/01/20, dated 03/31/20, repurchase value of $19,815,022 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.00%-4.00%, 11/01/27-02/01/50, total market value $20,211,300)	$19,815,000	$19,815,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $42,678,000)		42,678,000
		Total Investments – (100.80%) – (Identified cost $404,024,864)	417,487,828
		Liabilities Less Other Assets – (0.80%)	(3,300,780)
		Net Assets – (100.00%)	$414,187,048

ADR: American Depositary Receipt

*	Non-income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $54,170,866 or 13.08% of the Fund's net assets as of March 31, 2020.

(b)	The value of this security was determined using significant unobservable inputs.

Please refer to "Notes to Schedule of Investments" on page 14 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT BOND FUND	March 31, 2020 (Unaudited)

	Principal	Value
MORTGAGES – (82.10%)
COLLATERALIZED MORTGAGE OBLIGATIONS – (57.03%)
Fannie Mae, 3.50%, 10/25/20	$21,092	$21,225
Fannie Mae, 1.2966% (1 month LIBOR + 35), 07/25/37 (a)	18,313	18,125
Fannie Mae, 3.50%, 01/25/39	986,940	1,019,239
Fannie Mae, 3.00%, 04/25/39	1,407,169	1,421,990
Fannie Mae, 1.3466% (1 month LIBOR + 40), 09/25/40 (a)	650,450	645,923
Fannie Mae, 3.00%, 04/25/41	748,040	781,302
Fannie Mae, 2.00%, 12/25/42	425,523	438,536
Fannie Mae, 2.50%, 07/25/47	940,149	967,721
Freddie Mac, 4.00%, 06/15/26	476,588	497,927
Freddie Mac, 2.00%, 06/15/28	814,718	834,298
Freddie Mac, 2.50%, 01/15/29	378,628	394,281
Freddie Mac, 4.00%, 04/15/29	228,814	230,021
Freddie Mac, 4.00%, 12/15/39	560,151	572,288
Freddie Mac, 2.00%, 11/15/40	522,067	528,412
Freddie Mac Multifamily Structured Pass-Through, 2.856%, 01/25/21	1,941,756	1,957,678
Freddie Mac Multifamily Structured Pass-Through, 1.9653% (1 month LIBOR + 45), 06/25/23 (a)	81,229	80,972
Freddie Mac Multifamily Structured Pass-Through, 3.527%, 10/25/23	365,000	392,784
Freddie Mac Multifamily Structured Pass-Through, 1.9453% (1 month LIBOR + 43), 01/25/24 (a)	649,820	646,760
Freddie Mac Multifamily Structured Pass-Through, 2.689%, 12/25/24	780,287	804,273
Ginnie Mae, 6.5762%, 06/20/31	557,815	615,778
Ginnie Mae, 3.00%, 12/20/37	81,509	83,255
Ginnie Mae, 2.427%, 11/16/38	100,874	100,997
Ginnie Mae, 4.00%, 11/20/38	10,277	10,308
Ginnie Mae, 3.50%, 08/20/39	47,826	48,094
Ginnie Mae, 4.00%, 09/20/39	68,464	72,954
Ginnie Mae, 1.45%, 10/16/40	1,199,196	1,199,148
Ginnie Mae, 1.00%, 12/20/42	154,264	150,494
Ginnie Mae, 3.00%, 12/20/61	4,012	4,016
Ginnie Mae, 2.00%, 07/20/62	29,660	29,672
Ginnie Mae, 1.9319% (1 month LIBOR + 27), 01/20/67 (a)	70,531	70,489
Ginnie Mae, 3.00%, 03/20/69	1,003,411	1,044,360
Ginnie Mae, 2.50%, 07/20/69	783,203	814,055
Ginnie Mae, 2.25%, 08/20/69	1,161,065	1,199,247
Total Collateralized Mortgage Obligations		17,696,622
FANNIE MAE POOLS – (12.09%)
2.948%, 04/01/23, Pool No. AL6578	236,876	245,962
3.60%, 09/01/23, Pool No. AM4265	327,080	350,195
3.09%, 03/01/24, Pool No. AN5010	1,000,000	1,065,611
4.00%, 05/01/29, Pool No. AL7358	881,258	931,183
2.00%, 08/01/30, Pool No. AX9709	427,879	444,430
3.50%, 03/01/32, Pool No. MA1010	614,559	672,654
6.50%, 07/01/32, Pool No. 635069	10,823	11,840
6.00%, 09/01/37, Pool No. 888796	26,537	30,332
Total Fannie Mae Pools		3,752,207

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT BOND FUND - (CONTINUED)	March 31, 2020 (Unaudited)

		Principal	Value
MORTGAGES – (CONTINUED)
FREDDIE MAC POOLS – (4.61%)
	4.00%, 05/01/27, Pool No. G14593	$1,353,900	$1,430,207
		Total Freddie Mac Pools	1,430,207
GINNIE MAE POOLS – (8.37%)
	5.081%, 12/20/61, Pool No. 756740	8,739	9,008
	4.659%, 01/20/63, Pool No. AC0942	677,245	723,689
	4.70%, 01/20/63, Pool No. AC0934	1,734,736	1,863,857
		Total Ginnie Mae Pools	2,596,554
	TOTAL MORTGAGES – (Identified cost $24,840,095)		25,475,590
SHORT-TERM INVESTMENTS – (17.83%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 0.05%, 04/01/20, dated 03/31/20, repurchase value of $2,963,004 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.073%, 04/30/20-04/01/50, total market value $3,022,260)	2,963,000	2,963,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.04%, 04/01/20, dated 03/31/20, repurchase value of $2,569,003 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%-4.50%, 04/01/27-02/01/50, total market value $2,620,380)	2,569,000	2,569,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $5,532,000)		5,532,000
	Total Investments – (99.93%) – (Identified cost $30,372,095)		31,007,590
	Other Assets Less Liabilities – (0.07%)		23,109
	Net Assets – (100.00%)		$31,030,699

LIBOR: London Inter-Bank Offered Rate

(a)	The interest rates on floating rate securities, shown as of March 31, 2020, may change daily or less frequently and are based on a published reference rate and basis point spread.

Please refer to "Notes to Schedule of Investments" on page 14 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS FINANCIAL FUND	March 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCK – (100.05%)
COMMUNICATION SERVICES – (2.25%)
Media & Entertainment – (2.25%)
Alphabet Inc., Class A *	9,594	$11,147,749
Alphabet Inc., Class C *	2,952	3,432,615
	Total Communication Services	14,580,364
FINANCIALS – (97.80%)
Banks – (40.84%)
Bank of America Corp.	1,593,210	33,823,848
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	808,542	13,769,470
Danske Bank A/S (Denmark)*	868,050	9,660,874
DBS Group Holdings Ltd. (Singapore)	1,551,357	20,242,339
DNB ASA (Norway)	2,257,690	25,152,774
JPMorgan Chase & Co.	551,034	49,609,591
Metro Bank PLC (United Kingdom)*	2,007,350	2,254,634
PNC Financial Services Group, Inc.	299,696	28,686,901
U.S. Bancorp	1,302,438	44,868,989
Wells Fargo & Co.	1,268,489	36,405,634
		264,475,054
Diversified Financials – (39.42%)
Capital Markets – (19.30%)
Bank of New York Mellon Corp.	1,175,331	39,585,148
Charles Schwab Corp.	528,838	17,779,534
Goldman Sachs Group, Inc.	131,735	20,364,914
Julius Baer Group Ltd. (Switzerland)	724,164	24,257,657
State Street Corp.	432,263	23,026,650
		125,013,903
Consumer Finance – (12.60%)
American Express Co.	443,072	37,931,394
Capital One Financial Corp.	865,841	43,655,703
		81,587,097
Diversified Financial Services – (7.52%)
Berkshire Hathaway Inc., Class A *	179	48,688,000
		255,289,000
Insurance – (17.54%)
Property & Casualty Insurance – (11.64%)
Chubb Ltd.	159,378	17,800,929
Loews Corp.	443,856	15,459,504
Markel Corp. *	45,381	42,108,576
		75,369,009
Reinsurance – (5.90%)
Alleghany Corp.	27,570	15,228,289
Everest Re Group, Ltd.	38,921	7,489,179
Greenlight Capital Re, Ltd., Class A *	767,690	4,567,756
Swiss Re AG (Switzerland)	141,780	10,916,905
		38,202,129
		113,571,138
	Total Financials	633,335,192
TOTAL COMMON STOCK – (Identified cost $644,351,390)		647,915,556

DAVIS SERIES, INC.	Schedule of Investments
DAVIS FINANCIAL FUND - (CONTINUED)	March 31, 2020 (Unaudited)

	Total Investments – (100.05%) – (Identified cost $644,351,390)	$647,915,556
	Liabilities Less Other Assets – (0.05%)	(328,957)
	Net Assets – (100.00%)	$647,586,599

*	Non-income producing security.

Please refer to "Notes to Schedule of Investments" on page 14 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND	March 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCK – (67.74%)
COMMUNICATION SERVICES – (5.47%)
Media & Entertainment – (5.47%)
Alphabet Inc., Class C *	5,136	$5,972,192
Facebook, Inc., Class A *	12,722	2,122,030
	Total Communication Services	8,094,222
CONSUMER DISCRETIONARY – (4.42%)
Retailing – (4.42%)
Amazon.com, Inc. *	3,361	6,553,009
	Total Consumer Discretionary	6,553,009
ENERGY – (0.32%)
Apache Corp.	111,880	467,658
	Total Energy	467,658
FINANCIALS – (34.26%)
Banks – (15.35%)
Bank of America Corp.	101,200	2,148,476
Danske Bank A/S (Denmark)*	127,180	1,415,437
DBS Group Holdings Ltd. (Singapore)	203,100	2,650,079
DNB ASA (Norway)	296,530	3,303,621
JPMorgan Chase & Co.	33,233	2,991,967
U.S. Bancorp	134,405	4,630,252
Wells Fargo & Co.	194,548	5,583,528
		22,723,360
Diversified Financials – (14.78%)
Capital Markets – (2.70%)
Bank of New York Mellon Corp.	118,600	3,994,448
Consumer Finance – (6.04%)
American Express Co.	34,405	2,945,412
Capital One Financial Corp.	119,011	6,000,535
		8,945,947
Diversified Financial Services – (6.04%)
Berkshire Hathaway Inc., Class B *	48,926	8,945,140
		21,885,535
Insurance – (4.13%)
Life & Health Insurance – (2.23%)
AIA Group Ltd. (Hong Kong)	368,960	3,303,902
Property & Casualty Insurance – (1.90%)
Chubb Ltd.	25,165	2,810,679
		6,114,581
	Total Financials	50,723,476
HEALTH CARE – (2.36%)
Health Care Equipment & Services – (2.36%)
Quest Diagnostics Inc.	43,500	3,493,050
	Total Health Care	3,493,050
INDUSTRIALS – (6.60%)
Capital Goods – (6.60%)
Johnson Controls International plc	133,047	3,586,947
United Technologies Corp.	65,529	6,181,351
	Total Industrials	9,768,298

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	March 31, 2020 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (14.31%)
Semiconductors & Semiconductor Equipment – (11.91%)
Applied Materials, Inc.	151,618	$6,947,136
Intel Corp.	112,540	6,090,665
Texas Instruments Inc.	46,083	4,605,074
		17,642,875
Software & Services – (2.40%)
Microsoft Corp.	22,511	3,550,210
	Total Information Technology	21,193,085
TOTAL COMMON STOCK – (Identified cost $120,915,967)		100,292,798
PREFERRED STOCK – (1.47%)
FINANCIALS – (1.47%)
Banks – (1.47%)
Farm Credit Bank of Texas, Series 1, 10.00% (a)	2,150	2,170,425
TOTAL PREFERRED STOCK – (Identified cost $2,397,250)		2,170,425
CORPORATE BONDS – (14.97%)
COMMUNICATION SERVICES – (2.81%)
Telecommunication Services – (2.81%)
AT&T Inc., Sr. Notes, 2.7813% (3 month LIBOR + 95), 07/15/21 (b)	$1,000,000	977,436
Verizon Communications Inc., Sr. Notes, 1.7405% (3 month LIBOR + 100), 03/16/22 (b)	3,350,000	3,189,437
	Total Communication Services	4,166,873
CONSUMER STAPLES – (1.35%)
Food, Beverage & Tobacco – (1.35%)
Ingredion Inc., Sr. Notes, 4.625%, 11/01/20	2,000,000	2,001,398
	Total Consumer Staples	2,001,398
FINANCIALS – (4.11%)
Diversified Financials – (4.11%)
Capital Markets – (0.50%)
Goldman Sachs Group, Inc., 3.4313% (3 month LIBOR + 160), 07/15/20 (b)	735,000	733,457
Consumer Finance – (1.75%)
Capital One N.A., Sr. Notes, 2.9195% (3 month LIBOR + 115), 01/30/23 (b)	2,800,000	2,593,306
Mortgage Real Estate Investment Trusts (REITs) – (1.86%)
Thornburg Mortgage, Inc., Sr. Notes, 8.00%, 05/15/13 (c)	10,210,000	2,756,700
	Total Financials	6,083,463
HEALTH CARE – (2.01%)
Health Care Equipment & Services – (2.01%)
CVS Health Corp., Sr. Notes, 5.00%, 12/01/24	2,000,000	2,210,708
CVS Health Corp., Sr. Notes, 3.875%, 07/20/25	725,000	763,014
	Total Health Care	2,973,722
INDUSTRIALS – (2.16%)
Capital Goods – (2.10%)
General Electric Co., Sr. Notes, 5.35%, 10/15/20	1,000,000	997,867
General Electric Co., Sr. Notes, 2.8313% (3 month LIBOR + 100), 04/15/23 (b)	2,165,000	2,109,890
		3,107,757

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	March 31, 2020 (Unaudited)

		Principal	Value
CORPORATE BONDS – (CONTINUED)
INDUSTRIALS – (CONTINUED)
Transportation – (0.06%)
	Burlington Northern and Santa Fe Railway Co. 2004-1 Pass-Through Trust, 4.575%, 01/15/21	$91,151	$92,439
		Total Industrials	3,200,196
INFORMATION TECHNOLOGY – (2.53%)
Software & Services – (2.53%)
	Oracle Corp., Sr. Notes, 1.90%, 09/15/21	3,725,000	3,738,745
		Total Information Technology	3,738,745
	TOTAL CORPORATE BONDS – (Identified cost $27,465,068)		22,164,397
MORTGAGES – (11.44%)
	Fannie Mae, 4.00%, 03/25/30	2,912,812	3,094,643
	Fannie Mae, 4.50%, 10/01/33, Pool No. AL8809	1,636,946	1,797,613
	Freddie Mac, 5.00%, 06/01/44, Pool No. G60660	1,663,356	1,835,645
	Freddie Mac Multifamily Structured Pass-Through, 3.13%, 06/25/21	3,550,089	3,602,878
	Ginnie Mae, Series 2009-31, 4.50%, 06/20/38	560,623	567,551
	Ginnie Mae, Series 2017-H06, 2.2149% (12 month LIBOR + 22), 02/20/67 (b)	3,193,157	3,132,404
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016- JP2, Class A2, 2.4751%, 08/15/49	2,913,000	2,915,651
	TOTAL MORTGAGES – (Identified cost $16,808,280)		16,946,385
U.S. GOVERNMENT – (2.04%)
	U.S. Treasury Note/Bond, 1.125%, 06/30/21	2,990,000	3,021,769
	TOTAL U.S. GOVERNMENT – (Identified cost $2,994,454)		3,021,769
SHORT-TERM INVESTMENTS – (2.26%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 0.05%, 04/01/20, dated 03/31/20, repurchase value of $1,794,002 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.073%, 04/30/20-04/01/50, total market value $1,829,880)	1,794,000	1,794,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.04%, 04/01/20, dated 03/31/20, repurchase value of $1,554,002 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-4.00%, 05/01/35-02/01/50, total market value $1,585,080)	1,554,000	1,554,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $3,348,000)		3,348,000
	Total Investments – (99.92%) – (Identified cost $173,929,019)		147,943,774
	Other Assets Less Liabilities – (0.08%)		115,984
	Net Assets – (100.00%)		$148,059,758

LIBOR: London Inter-Bank Offered Rate

*	Non-income producing security.

(a)	Security is perpetual in nature with no stated maturity date; the dividend rate is fixed until June 15, 2020.

(b)	The interest rates on floating rate securities, shown as of March 31, 2020, may change daily or less frequently and are based on a published reference rate and basis point spread.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	March 31, 2020 (Unaudited)

(c)
This security is in default and is not accruing income. The interest rate shown is the original, contractual interest rate. The Fund may hold securities in default, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently default. As of March 31, 2020, the value of defaulted securities amounted to $2,756,700 (cost: $7,650,174) or 1.86% of the Fund's net assets.

Please refer to "Notes to Schedule of Investments" on page 14 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND	March 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCK – (97.25%)
REAL ESTATE – (97.25%)
Equity Real Estate Investment Trusts (REITs) – (97.25%)
Diversified REITs – (0.77%)
STORE Capital Corp.	79,590	$1,442,171
Health Care REITs – (6.41%)
Healthpeak Properties, Inc.	170,900	4,075,965
Ventas, Inc.	116,660	3,126,488
Welltower Inc.	104,820	4,798,660
		12,001,113
Hotel & Resort REITs – (4.35%)
Host Hotels & Resorts Inc.	447,231	4,937,430
Sunstone Hotel Investors, Inc.	369,350	3,217,039
		8,154,469
Industrial REITs – (14.90%)
EastGroup Properties, Inc.	11,456	1,196,923
Prologis, Inc.	143,140	11,504,162
Rexford Industrial Realty, Inc.	188,318	7,722,921
Terreno Realty Corp.	144,519	7,478,858
		27,902,864
Office REITs – (18.10%)
Alexandria Real Estate Equities, Inc.	56,683	7,768,972
Boston Properties, Inc.	52,646	4,855,540
Cousins Properties, Inc.	147,469	4,316,418
Douglas Emmett, Inc.	103,800	3,166,938
Great Portland Estates PLC (United Kingdom)	326,506	2,750,857
Hudson Pacific Properties, Inc.	231,700	5,875,912
SL Green Realty Corp.	48,510	2,090,781
Vornado Realty Trust	84,387	3,055,653
		33,881,071
Residential REITs – (17.63%)
American Campus Communities, Inc.	187,021	5,189,833
AvalonBay Communities, Inc.	52,418	7,714,357
Camden Property Trust	84,355	6,684,290
Equity Residential	104,595	6,454,557
Essex Property Trust, Inc.	31,654	6,971,477
		33,014,514
Retail REITs – (9.37%)
Acadia Realty Trust	154,931	1,919,595
Brixmor Property Group, Inc.	383,370	3,642,015
Federal Realty Investment Trust	41,589	3,102,955
Retail Opportunity Investments Corp.	150,664	1,249,005
Simon Property Group, Inc.	138,936	7,622,029
		17,535,599
Specialized REITs – (25.72%)
CoreSite Realty Corp.	28,800	3,337,920
Crown Castle International Corp.	36,705	5,300,202
CyrusOne Inc.	80,710	4,983,843
Digital Realty Trust, Inc.	46,560	6,467,650
Equinix, Inc.	16,920	10,567,724
Extra Space Storage Inc.	37,987	3,637,635

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND - (CONTINUED)	March 31, 2020 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
REAL ESTATE – (CONTINUED)
Equity Real Estate Investment Trusts (REITs) – (Continued)
Specialized REITs – (Continued)
Jernigan Capital, Inc.	218,870	$2,398,815
Life Storage, Inc.	32,420	3,065,311
Public Storage	42,271	8,395,443
		48,154,543
	Total Real Estate	182,086,344
TOTAL COMMON STOCK – (Identified cost $207,767,013)		182,086,344
PREFERRED STOCK – (0.28%)
REAL ESTATE – (0.28%)
Equity Real Estate Investment Trusts (REITs) – (0.28%)
Specialized REITs – (0.28%)
EPR Properties, Series G, 5.75%, Cum. Pfd. (a)	33,370	518,903
TOTAL PREFERRED STOCK – (Identified cost $478,845)		518,903
SHORT-TERM INVESTMENTS – (2.74%)
INTL FCStone Financial Inc. Joint Repurchase Agreement, 0.05%, 04/01/20, dated 03/31/20, repurchase value of $2,750,004 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.073%, 04/30/20-04/01/50, total market value $2,805,000)	$2,750,000	2,750,000
SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.04%, 04/01/20, dated 03/31/20, repurchase value of $2,384,003 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-4.50%, 05/01/35-02/01/50, total market value $2,431,680)	2,384,000	2,384,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $5,134,000)		5,134,000
Total Investments – (100.27%) – (Identified cost $213,379,858)		187,739,247
Liabilities Less Other Assets – (0.27%)		(506,473)
Net Assets – (100.00%)		$187,232,774

(a) Security is perpetual in nature with no stated maturity date; the dividend rate is fixed until November 30, 2022.

Please refer to "Notes to Schedule of Investments" on page 14 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Notes to Schedule of Investments
March 31, 2020 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds' assets are valued. Fixed income securities with more than 60 days to maturity are generally valued using evaluated prices or matrix pricing methods determined by an independent pricing service which takes into consideration factors such as yield, maturity, liquidity, ratings, and traded prices in identical or similar securities. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Adviser"), the Funds' investment adviser, identifies as a significant event occurring before the Funds' assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds' Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer's industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Funds' Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined. Fair valuation methods used by the Funds may include, but are not limited to, valuing securities initially at cost (excluding commissions) and subsequently adjusting the value due to: additional transactions by the issuer, changes in company specific fundamentals, and changes in the value of similar securities. Values may be further adjusted for any discounts related to security-specific resale restrictions.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Funds' valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds' investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

DAVIS SERIES, INC.	Notes to Schedule of Investments – (Continued)
March 31, 2020 (Unaudited)

Security Valuation – (Continued)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of March 31, 2020 in valuing each Fund's investments carried at value:

	Investments in Securities at Value
				Davis
	Davis	Davis	Davis	Appreciation	Davis
	Opportunity	Government	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund
Valuation Inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$27,954,280	$–	$14,580,364	$8,094,222	$–
Consumer Discretionary	27,693,564	–	–	6,553,009	–
Energy	13,165,877	–	–	467,658	–
Financials	38,699,775	–	540,850,009	40,050,437	–
Health Care	78,762,929	–	–	3,493,050	–
Industrials	58,198,067	–	–	9,768,298	–
Information Technology	50,675,389	–	–	21,193,085	–
Real Estate	–	–	–	–	179,335,487
Preferred Stock:
Real Estate	–	–	–	–	518,903
Total Level 1	295,149,881	–	555,430,373	89,619,759	179,854,390
Level 2 – Other Significant
Observable Inputs:
Common Stock*:
Financials	9,805,324	–	92,485,183	10,673,039	–
Industrials	15,683,757	–	–	–	–
Real Estate	–	–	–	–	2,750,857
Preferred Stock:
Financials	–	–	–	2,170,425	–
Debt securities issued by U.S. Treasuries and U.S. Government corporations and agencies:
Long-term	–	–	–	3,021,769	–
Corporate debt securities	–	–	–	22,164,397	–
Mortgage-backed securities	–	25,475,590	–	16,946,385	–
Short-term securities	42,678,000	5,532,000	–	3,348,000	5,134,000
Total Level 2	68,167,081	31,007,590	92,485,183	58,324,015	7,884,857
Level 3 – Significant Unobservable
Inputs:
Common Stock:
Communication Services	123,399	–	–	–	–
Preferred Stock:
Consumer Discretionary	13,115,061	–	–	–	–
Industrials	40,932,406	–	–	–	–
Total Level 3	54,170,866	–	–	–	–
Total Investments	$417,487,828	$31,007,590	$647,915,556	$147,943,774	$187,739,247

*Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.

DAVIS SERIES, INC.	Notes to Schedule of Investments – (Continued)
March 31, 2020 (Unaudited)

Security Valuation – (Continued)

Fair Value Measurements - (Continued)

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the three months ended March 31, 2020. The net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at March 31, 2020 for Davis Opportunity Fund was $(4,519,672). There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges.

	Beginning Balance January 1, 2020	Cost of Purchases	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Proceeds from Sales	Ending Balance March 31, 2020
Davis Opportunity Fund
Investments in Securities:
Common Stock	$121,099	$–	$2,300	$–	$–	$123,399
Preferred Stock	58,569,439	–	(4,521,972)	–	–	54,047,467
Total Level 3	$58,690,538	$–	$(4,519,672)	$–	$–	$54,170,866

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at	Valuation	Unobservable		Impact to Valuation from
	March 31, 2020	Technique	Input(s)	Amount	an Increase in Input
Davis Opportunity Fund
Investments in Securities:
Common Stock	$123,399	Discounted Cash Flow	Annualized Yield	0.9310%	Decrease

Preferred Stock	19,342,771	Market Approach	Adjusted Transaction Price	$41.26	Increase

Preferred Stock	21,589,635	Market Approach	Adjusted Transaction Price	$5.00	Increase

Preferred Stock	13,115,061	Market Approach	Transaction Price	$5.2733	Increase
Total Level 3	$54,170,866

The significant unobservable inputs listed in the above table are used in the fair value measurement of equity securities, and if changed, would affect the fair value of the Funds' investments. The transaction price inputs are attributable to private securities and include assumptions made from private transactions. The "Impact to Valuation from an Increase in Input" represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.

Federal Income Taxes

At March 31, 2020, the unrealized appreciation (depreciation) and aggregate cost of investments for federal income tax purposes were as follows:

				Davis
	Davis	Davis	Davis	Appreciation	Davis
	Opportunity	Government	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund
Unrealized appreciation	$81,504,097	$644,737	$130,074,557	$7,016,318	$22,740,596
Unrealized depreciation	(68,863,194)	(9,242)	(127,244,052)	(33,391,388)	(48,457,524)
Net unrealized appreciation (depreciation)	$12,640,903	$635,495	$2,830,505	$(26,375,070)	$(25,716,928)
Aggregate cost	$404,846,925	$30,372,095	$645,085,051	$174,318,844	$213,456,175

DAVIS SERIES, INC.	Notes to Schedule of Investments – (Continued)
March 31, 2020 (Unaudited)

Significant Event

The rapid and global spread of a highly contagious novel coronavirus respiratory disease, COVID-19, has resulted in extreme volatility in the financial markets and severe losses; reduced liquidity of many instruments; significant disruptions to business operations (including business closures); disruptions to supply chains, consumer demand and employee availability; and widespread uncertainty regarding the duration and long-term effects of this pandemic. Some sectors of the economy and individual issuers have experienced particularly large losses. In addition, the COVID-19 pandemic may result in a sustained economic downturn or a global recession. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of a fund's investments, impair a fund's ability to satisfy redemption requests, and negatively impact fund performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a fund by its service providers.